Prepaid Expenses and Other Current Assets (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 696,000		$ 1,530,000	$ 2,869,000
Prepaid marketing	320,000		387,000	2,321,000
Prepaid software	2,402,000		2,406,000	2,762,000
Other prepaid expenses and other current assets	3,233,000		1,655,000	1,010,000
Total	6,651,000		5,978,000	8,962,000
Property, Plant and Equipment [Line Items]
Impairment charges	$ 0	$ 0	24,403,000	4,317,000	$ 2,372,000
Abandoned Cloud Computing Arrangement
Property, Plant and Equipment [Line Items]
Impairment charges			$ 0	$ 800,000